OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
                Supplement dated March 2, 1999 to the
                 Prospectus dated November 27, 1998

The Prospectus is changed as follows:

1. The last sentence of the second paragraph in the section entitled "Other Investment Strategies - Floating Rate/Variable Rate Obligations" on page 11 is modified to read as follows:

           The Fund will not invest more than 20% of its total assets in inverse floaters.

2. The third sentence of the section entitled "Illiquid Securities" on page 11 is modified to read as follows:

           The Fund will not invest more than 15% of its net assets in illiquid securities.




March 2, 1999                                       PS0740.011

                OPPENHEIMER NEW JERSEY MUNICIPAL FUND
                Supplement dated March 2, 1999 to the
                 Prospectus dated November 27, 1998


The Prospectus is changed as follows:

1. The last sentence of the second paragraph in the section entitled "Other Investment Strategies - Floating Rate/Variable Rate Obligations" on page 11 is modified to read as follows:

           The Fund will not invest more than 20% of its total assets in inverse floaters.

2. The third sentence of the section entitled "Illiquid Securities" on page 11 is modified to read as follows:

           The Fund will not invest more than 15% of its net assets in illiquid securities.



March 2, 1999                                                      PS0395.010

                 OPPENHEIMER FLORIDA MUNICIPAL FUND
                Supplement dated March 2, 1999 to the
                 Prospectus dated November 27, 1998


The Prospectus is changed as follows:

1. The last sentence of the second paragraph in the section entitled "Other Investment Strategies - Floating Rate/Variable Rate Obligations" on page 11 is modified to read as follows:

           The Fund will not invest more than 20% of its total assets in inverse floaters.

2. The third sentence of the section entitled "Illiquid Securities" on page 11 is modified to read as follows:

           The Fund will not invest more than 15% of its net assets in illiquid securities.



March 2, 1999                                                      PS0795.010